Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$269,497,933.33	0.5733999	$245,286,895.08	0.5218870	$24,211,038.24
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$459,827,933.33	0.3469535	$435,616,895.08	0.3286856	$24,211,038.24

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	34.60		33.70
Pool Receivables Balance	$488,735,819.97		$463,991,162.29
Remaining Number of Receivables	45,842		44,686

Adjusted Pool Balance	$479,858,133.71		$455,647,095.46

III. COLLECTIONS

Principal:
Principal Collections	$24,020,836.41
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$423,878.02
Total Principal Collections	$24,444,714.43

Interest:
Interest Collections	$1,316,607.26
Late Fees & Other Charges	$57,322.74
Interest on Repurchase Principal	$-
Total Interest Collections	$1,373,930.00

Collection Account Interest	$7,478.44
Reserve Account Interest	$1,093.86
Servicer Advances	$-

Total Collections	$25,827,216.73

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$25,827,216.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,827,216.73

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$407,279.85	$-	$407,279.85	$407,279.85
Collection Account Interest					$7,478.44
Late Fees & Other Charges					$57,322.74
Total due to Servicer					$472,081.03

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$202,123.45		$202,123.45
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$324,836.45		$324,836.45	$324,836.45

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$24,871,301.25

9. Regular Principal Distribution Amount:					$24,211,038.24

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$24,211,038.24
Class A-4 Notes		$-
Class A Notes Total:	$24,211,038.24	$24,211,038.24
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$24,211,038.24	$24,211,038.24

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			660,263.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,877,686.26
Beginning Period Amount	$8,877,686.26
Current Period Amortization	$533,619.44
Ending Period Required Amount	$8,344,066.83
Ending Period Amount	$8,344,066.83
Next Distribution Date Required Amount	$7,828,495.46

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.17%	4.40%	4.40%

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	27
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.49%	44,010	97.84%	$453,949,389.51
30 - 60 Days	1.17%	523	1.67%	$7,763,751.48
61 - 90 Days	0.28%	127	0.40%	$1,867,859.36
91-120 Days	0.06%	25	0.08%	$393,300.55
121 + Days	0.00%	1	0.00%	$16,861.39
Total		44,686		$463,991,162.29

Delinquent Receivables 30+ Days Past Due
Current Period	1.51%	676	2.16%	$10,041,772.78
1st Preceding Collection Period	1.47%	676	2.10%	$10,270,047.08
2nd Preceding Collection Period	1.42%	666	2.04%	$10,487,479.49
3rd Preceding Collection Period	1.21%	581	1.68%	$9,072,431.03
Four-Month Average	1.40%		2.00%

Repossession in Current Period		42		$731,242.62
Repossession Inventory		79		$426,942.90

Current Charge-Offs
Gross Principal of Charge-Offs				$723,821.27
Recoveries				$(423,878.02)
Net Loss				$299,943.25

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.74%

Average Pool Balance for Current Period				$476,363,491.13

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.76%
1st Preceding Collection Period				0.32%
2nd Preceding Collection Period				0.54%
3rd Preceding Collection Period				0.07%
Four-Month Average				0.42%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	52	2,066	$33,207,423.75
Recoveries	58	1,821	$(18,134,546.72)
Net Loss			$15,072,877.03
Cumulative Net Loss as a % of Initial Pool Balance			1.10%

Net Loss for Receivables that have experienced a Net Loss *	40	1,748	$15,119,777.53
Average Net Loss for Receivables that have experienced a Net Loss			$8,649.76

Principal Balance of Extensions			$1,968,579.70
Number of Extensions			124

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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